Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
Schedule of Provision of Income Tax	The income taxes expense (benefit) consists of the following:
	For the years ended December 31,
	2023	2022	2021

Current income tax expense	$5,355	$350	$72,733
Deferred income taxes expense (benefit)	129,761	(420,514)	(263,249)
Total	$135,116	$(420,164)	$(190,516)

Schedule of Income (Loss) Before Provision for Income Taxes is Attributable to the Following Geographic Location	Loss before provision for income taxes is attributable to the following geographic locations:
	For the years ended December 31,
	2023	2022	2021

PRC	$(10,597,746)	$(8,944,657)	$(4,549,717)
Cayman and Hong Kong	(787,071)	(3,007,288)	(2,029,875)
Total	$(11,384,817)	$(11,951,945)	$(6,579,592)

Schedule of Effective Income Tax Rate Reconciliation	The following table reconciles the statutory rate to the Company’s effective tax rate:
	For the years ended December 31,
	2023	2022	2021

China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	(1.7)%	(6.3)%	(7.7)%
Change of valuation allowance	(24.2)%	(14.9)%	(13.4)%
Non-deductible expenses-permanent difference	(0.2)%	(0.3)%	(1.0)%
Effective tax rate	(1.2)%	3.5%	2.9%

Schedule of Deferred Tax Assets	Components of deferred tax assets was as follows:
	December 31,	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforward	$5,377,195	$2,618,287
Inventory reserve	233,069	351,397
Allowance for credit losses	282,295	246,647
Valuation allowance on net operating loss	(5,377,195)	(2,554,639)
Total	$515,364	$661,692

Schedule of Tax Payable	The Company’s taxes payable consists of the following:
	December 31, 2023	December 31, 2022

VAT tax payable	$9,407	$56,474
Income tax payable	2,623	6,166
Other taxes payable	46,203	39,719
Total	$58,233	$102,359